Cover	Dec. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2021
Entity File Number	000-30432
Entity Registrant Name	LIAONING SHUIYUN QINGHE RICE INDUSTRY CO., LTD.
Entity Central Index Key	0000710782
Entity Tax Identification Number	22-2335094
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	No.3205-3209, South Building, No.3,
Entity Address, Address Line Two	Intelligence Industrial Park
Entity Address, Address Line Three	No.39 Hulan West Road,
Entity Address, City or Town	Baoshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+86
Local Phone Number	21 6605 0886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SYQH
Security Exchange Name	NONE
Entity Emerging Growth Company	false